Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000232082 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000232082 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000232082 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000232082 | United States Treasury Bill 04/23/2026
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000232082 | U.S. Treasury Note 11/30/2028
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000232082 | Fannie Mae Pool CB1152 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000232082 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000232082 | Ginnie Mae II Pool BQ2093 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000232082 | U.S. Treasury Note 08/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000232082 | U.S. Treasury Bond 08/15/2034
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000232082 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	34.49%
C000232082 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000232082 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000232082 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000232082 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000232082 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000232082 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232082 | Equities
Holdings [Line Items]
Percent of Net Asset Value	56.83%
C000232082 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.17%
C000232083 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000232083 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000232083 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000232083 | United States Treasury Bill 04/23/2026
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000232083 | U.S. Treasury Note 11/30/2028
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000232083 | Fannie Mae Pool CB1152 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000232083 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000232083 | Ginnie Mae II Pool BQ2093 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000232083 | U.S. Treasury Note 08/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000232083 | U.S. Treasury Bond 08/15/2034
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000232083 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	34.49%
C000232083 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000232083 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000232083 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000232083 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000232083 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000232083 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232083 | Equities
Holdings [Line Items]
Percent of Net Asset Value	56.83%
C000232083 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.17%